Financial investments (Tables)	3 Months Ended
Mar. 31, 2018
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investment as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	2,494	2,088
Derivative assets	10,983	8,230
Other receivable accounts at amortized cost	33,721	34,924
Total non-current financial investments	47,198	45,242

Fair value through profit or loss	1,119	1,715
Contracted concessional financial assets	125,191	131,066
Other receivable accounts at amortized cost	82,899	77,357
Total current financial investments	209,209	210,138